Basic and diluted net (loss) income per share - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parenthetical) (Detail) (American Depositary Shares [Member], USD $)	1 Months Ended
Nov. 21, 2012
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Issuance of shares	8,970,000
Public offering price ADSs	$ 10.5
Class A common shares [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Number of shares represented by each American Depository Share	20